Lease Liabilities	12 Months Ended
Dec. 31, 2025
Lease Liabilities [Abstract]
LEASE LIABILITIES
23.	LEASE LIABILITIES

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
The carrying amounts are repayable:
Within one year	185	253	246
Within a period of more than one year but no more than two years	113	255	27
Within a period of more than two years but no more than five years	85	12	—
	383	520	273
Less: Amount due for settlement within 12 months shown under current liabilities	(185)	(253)	(246)
Amount due for settlement after 12 months shown under non-current liabilities	198	267	27

The weighted average incremental borrowing rate applied to lease liabilities is 3.72%, 2.57% and 2.57%, respectively, for the years ended December 31, 2023, 2024 and 2025.